EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Postretirement Medicare Plan [Member]
Net periodic benefit cost:
Service cost	$ 2	$ 2	$ 4
Interest cost	65	71	57
Amortization of prior service costs	0	0	0
Amortization of net (gain) loss	(272)	(282)	(157)
Total net periodic benefit cost	(205)	(209)	(96)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net (gain) loss for the period	(149)	(195)	(515)
Amortization of prior service costs	0	0	0
Amortization of net gain (loss)	272	282	157
Total recognized loss (gain) in other comprehensive income	123	87	(358)
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$ (82)	$ (122)	$ (454)
Weighted average assumptions used:
Discount rate	5.00%	5.10%	3.00%
Expected return on plan assets
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Postretirement Medicare Plan [Member] | Pre-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year - Medicare Advantage	8.20%	7.30%	6.00%
Health care cost trend rate assumed for current year - Non-Medicare Advantage	8.20%	7.30%	6.00%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2033	2031	2031
Postretirement Medicare Plan [Member] | Post-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year - Medicare Advantage	11.00%	9.25%	8.50%
Health care cost trend rate assumed for current year - Non-Medicare Advantage	8.70%	8.30%	6.40%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2033	2031	2031
Pension Plan [Member]
Net periodic benefit cost:
Interest cost	$ 868	$ 891	$ 627
Expected return on plan assets	(1,075)	(1,034)	(778)
Expected administrative expenses	200	200	200
Amortization of prior service costs	3	3	3
Amortization of net (gain) loss	91	123	0
Total net periodic benefit cost	87	183	52
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net (gain) loss for the period	(192)	346	1,545
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	(91)	(123)	0
Total recognized loss (gain) in other comprehensive income	(286)	220	1,542
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$ (199)	$ 403	$ 1,594
Weighted average assumptions used:
Discount rate	4.90%	5.10%	2.90%
Expected return on plan assets	5.60%	5.60%	3.10%
Rate of compensation increases